RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Gain (Loss) on Marketable Debt Securities	Foreign Currency Translation Adjustments	Pension and Other Post-retirement Benefit Adjustments	Unrealized Gain (Loss) on Cash flow Hedge Instruments	Total
Balance at December 31, 2020	$—	$117	$(237)	$(96)	$(216)
Net current-period other comprehensive income (loss):
Gain (loss) in other comprehensive income (loss) before reclassifications	2	2	45	1	50
(Gain) loss reclassified from accumulated other comprehensive income (loss)	—	—	26	7	33
Other comprehensive income (loss)	2	2	71	8	83
Balance at December 31, 2021	$2	$119	$(166)	$(88)	$(133)
Net current-period other comprehensive income (loss):
Gain (loss) in other comprehensive income (loss) before reclassifications	(3)	7	32	14	50
(Gain) loss reclassified from accumulated other comprehensive income (loss)	—	—	107	5	112
Other comprehensive income (loss)	(3)	7	139	19	162
Balance at December 31, 2022	$(1)	$126	$(27)	$(69)	$29

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Consolidated Statements of Operations
	Year Ended December 31,
	2022	2021	2020
Marketable debt securities adjustments:
Sale of marketable securities	$—	$—	$(5)	Gain on asset and investment sales, net
Total before tax	—	—	(5)
Tax	—	—	—
Net of tax	$—	$—	$(5)

Pension and other post-retirement benefit adjustments:
Amortization	$(1)	$27	$28	Other income (loss), net
Settlement	137	4	92	Other income (loss), net
Total before tax	136	31	120
Tax	(29)	(5)	(25)
Net of tax	$107	$26	$95

Hedge instruments adjustments:
Interest rate contracts	$6	$8	$17	Interest expense, net
Operating cash flow hedges	—	1	2	Costs applicable to sales
Total before tax	6	9	19
Tax	(1)	(2)	(3)
Net of tax	$5	$7	$16
Total reclassifications for the period, net of tax	$112	$33	$106